FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 106	$ 110	$ 141	$ 225
Banks [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	11	26
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 95	$ 84